Consolidated Statements of Changes in Shareholders' Equity shares in Thousands, $ in Thousands, $ in Thousands	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Common Stock [Member] Common Class A [Member] shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] USD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2023		$ 4			$ 18,663		$ (25,893)		$ (117)		$ (7,343)		$ (79)		$ (7,422)
Balance, shares at Dec. 31, 2023 | shares	3,542	3,542	12,571
Net loss and total comprehensive loss							(18,650)		228		(18,422)		(25)		(18,447)
Conversion of convertible loan from third parties					372						372				372
Conversion of convertible loan from third parties, shares | shares			68
Share-based compensation					10,481						10,481				10,481
Share-based compensation, shares | shares			1,608
Issuance of Class A Ordinary Shares		3			18,881						18,884				18,884
Issuance of Class A Ordinary Shares, shares | shares			8,500
Balance at Dec. 31, 2024		$ 7			48,397		(44,543)		111		3,972		(104)		3,868
Balance, shares at Dec. 31, 2024 | shares	3,542	3,542	22,747
Net loss and total comprehensive loss							(17,695)		(339)		(18,034)		246	$ (13,834)	(17,788)
Share-based compensation		$ 3			11,071						11,074				11,074
Share-based compensation, shares | shares	10,500	10,500	1,350
Issuance of Class A Ordinary Shares		$ 21			32,939						32,960				32,960
Issuance of Class A Ordinary Shares, shares | shares			78,653
Capital contribution from non-controlling interest													1		1
Issuance of Class A Ordinary Shares for acquisition of investment in a joint-venture		1			1,866						1,867				1,867
Issuance of Class A Ordinary Shares for acquisition of investment in a joint-venture, shares | shares			4,850
Conversion of Class B to Class A Ordinary Shares
Conversion of Class B to Class A Ordinary Shares, shares | shares	(1,365)	(1,365)	1,365
Balance at Dec. 31, 2025	$ 25	$ 32		$ 73,313	$ 94,273	$ (48,402)	$ (62,238)	$ (177)	$ (228)	$ 24,759	$ 31,839	$ 111	$ 143	$ 24,870	$ 31,982
Balance, shares at Dec. 31, 2025 | shares	12,677	12,677	108,965